Investment Risks	Dec. 29, 2025
OneAscent Large Cap Core ETF
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

OneAscent Large Cap Core ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

OneAscent Large Cap Core ETF | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

OneAscent Large Cap Core ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

OneAscent Large Cap Core ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fluctuation of Net Asset Value Risk. The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus). In addition, the Fund is not an index fund. The Fund is actively managed. However, the Fund does seek to replicate the performance of a specified index.

OneAscent Large Cap Core ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

OneAscent Large Cap Core ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

OneAscent Large Cap Core ETF | Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

OneAscent Large Cap Core ETF | Money Market Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Fund Risks. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

OneAscent Large Cap Core ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

OneAscent Large Cap Core ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

OneAscent Large Cap Core ETF | Valuesbased Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Values-Based Investment Risk. The Adviser invests in equity securities only if they meet the Fund’s Values-Based Screening requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. In addition, there can be no guarantee that the practices and activities of the companies identified by the Fund’s Values-Based Screening requirements will align (or be perceived to align) with an investor’s view of the Adviser’s values driven investment philosophy. The Adviser may fail to identify all instances where the practices or activities of a company are not consistent with the Adviser’s values driven investment philosophy, which may cause the Fund to be invested in a company that conflicts with the Fund’s Values-Based Screening requirements.

OneAscent Large Cap Core ETF | Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Concentration Risk. The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

OneAscent Large Cap Core ETF | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

OneAscent Large Cap Core ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

OneAscent Large Cap Core ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
OneAscent Large Cap Core ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by any government agency.
OneAscent Core Plus Bond ETF
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

OneAscent Core Plus Bond ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

OneAscent Core Plus Bond ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is actively-managed and is thus subject to management risk. The Adviser and Sub-Adviser will apply their investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that their techniques will produce the intended results.

OneAscent Core Plus Bond ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fluctuation of Net Asset Value Risk. The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus).

OneAscent Core Plus Bond ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

OneAscent Core Plus Bond ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this Prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

OneAscent Core Plus Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

OneAscent Core Plus Bond ETF | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

OneAscent Core Plus Bond ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

OneAscent Core Plus Bond ETF | Valuesbased And Impact Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Values-Based and Impact Investment Risk. The Sub-Adviser invests in fixed income securities only if they meet either 1) the Adviser’s Values-Based Screening requirements or 2) the Sub-Adviser’s proprietary Impact framework, and as such, the Fund’s return may be lower than if decisions were made based solely on other investment considerations. Further, in selecting investments, the Adviser and Sub-Adviser may rely on information and performance data from third-party research providers, which could be incomplete or erroneous, which in turn could cause the Adviser or Sub-Adviser to assess an issuer incorrectly.

OneAscent Core Plus Bond ETF | Fixed Income Securities Risks. [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risks.

●	Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates.

●	Duration Risk. Prices of fixed income securities with longer effective durations are more sensitive to interest rate changes than those with shorter effective durations.

●	Credit Risk. The issuer of a fixed income security may not be able or willing to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

●	High Yield Risk. The Fund may invest up to 30% of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”). High yield bonds are considered to be speculative in nature with respect to an issuer’s ability to pay interest and principal. These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

●	Credit Spread Risk. Credit spreads (i.e., the difference in yield between securities that is due to differences in each security’s respective credit quality) may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of the Fund’s debt securities.

●	Income Volatility Risk. The level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

●	Prepayment and Extension Risk. As interest rates decline, the issuers of certain types of fixed income securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in mortgage-backed and asset-backed securities.

●	Call Risk. During periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

●	Mortgage Roll Risk. The Sub-Adviser may not correctly predict mortgage prepayments and interest rates, which will diminish the Fund’s performance.

OneAscent Core Plus Bond ETF | Downgrade Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Downgrade Risk. Securities may be downgraded subsequent to purchase should rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated, which may result in a decline in the value of the investments.

OneAscent Core Plus Bond ETF | Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

OneAscent Core Plus Bond ETF | Fixedincome Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-Income Foreign Investment Risk. Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also have lower overall liquidity and be more difficult to value than investments in U.S. issuers. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

OneAscent Core Plus Bond ETF | Floating And Variable Rate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

OneAscent Core Plus Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

OneAscent Core Plus Bond ETF | Mortgagerelated And Other Assetbacked Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mortgage-Related and Other Asset-Backed Securities Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to credit risk because underlying loan borrowers may default. Borrower default rates may be significantly higher than estimated. Additionally, these securities are subject to call or prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity at faster or slower rates than expected.

OneAscent Core Plus Bond ETF | Illiquid Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Illiquid Investments Risk. The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

OneAscent Core Plus Bond ETF | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Fund Risk. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

OneAscent Core Plus Bond ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Style Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s judgment will produce the desired results.

OneAscent Core Plus Bond ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in greater transactional expenses, such as brokerage commissions, bid-ask spreads, or dealer mark-ups, and capital gains (which could increase taxes and, consequently, reduce returns).

OneAscent Core Plus Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
OneAscent Core Plus Bond ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by any government agency.
OneAscent International Equity ETF
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

OneAscent International Equity ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

OneAscent International Equity ETF | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

OneAscent International Equity ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is actively-managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

OneAscent International Equity ETF | Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

OneAscent International Equity ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

OneAscent International Equity ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

OneAscent International Equity ETF | Valuesbased Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Values-Based Investment Risk. The Adviser invests in equity securities only if they meet both the Fund’s investment and Values-Based Screening requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. To meet the Adviser’s Values-Based Screening requirements, a company must both qualify to be in the Fund’s investable universe and exhibit qualities that the Adviser believes promote flourishing for their stakeholders at the time of the investment. Further, in selecting companies for investment, the Adviser may rely on information and performance data from third-party research providers, which could be incomplete or erroneous, which in turn could cause the Adviser to assess an issuer incorrectly.

OneAscent International Equity ETF | Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value (“NAV”) to fluctuate more than that of a fund that does not focus in a particular sector.

OneAscent International Equity ETF | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

OneAscent International Equity ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

OneAscent International Equity ETF | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Fund Risk. When the Fund invests in an Underlying Fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the Underlying Fund will be able to do so.

OneAscent International Equity ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

OneAscent International Equity ETF | Foreign Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Company Risk. Investing in foreign issuers may involve risks not associated with U.S. investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks. These risks are typically greater for investments in emerging markets.

OneAscent International Equity ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. While the Adviser may attempt to hedge against currency exchange rate movements, there is no assurance that any hedging will be successful. In addition, if the Adviser attempts to profit on anticipated currency movements, there is a risk of losses to the extent the Adviser does not correctly anticipate such movements.

OneAscent International Equity ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipt Risk. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be less liquid than exchange traded securities.

OneAscent International Equity ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

OneAscent International Equity ETF | Medium Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Medium Cap Company Risk. Securities of companies with medium market capitalizations are often more volatile and less liquid than investments in larger companies. Medium sized companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

OneAscent International Equity ETF | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk. A convertible security is a security that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, or stock purchase rights or warrants, among other forms. Convertible securities are senior to common stock in an issuer’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

OneAscent International Equity ETF | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk. When the Fund invests in an Underlying Fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage). ETFs and closed-end funds are subject to additional risks, such as the fact that their shares may trade at a market price above or below their net asset value or that an active market may not develop.

OneAscent International Equity ETF | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a more geographically diversified fund.

OneAscent International Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
OneAscent International Equity ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by any government agency.
OneAscent Emerging Markets ETF
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

OneAscent Emerging Markets ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

OneAscent Emerging Markets ETF | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

OneAscent Emerging Markets ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is actively-managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

OneAscent Emerging Markets ETF | Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

OneAscent Emerging Markets ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

OneAscent Emerging Markets ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

OneAscent Emerging Markets ETF | Valuesbased Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Values-Based Investment Risk. The Adviser invests in equity securities only if they meet both the Fund’s investment and Values-Based Screening requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. In addition, there can be no guarantee that the practices and activities of the companies identified by the Fund’s Values-Based Screening requirements will align (or be perceived to align) with an investor’s view of the Adviser’s values driven investment philosophy. The Adviser may fail to identify all instances where the practices or activities of a company are not consistent with the Adviser’s values driven investment philosophy, which may cause the Fund to be invested in a company that conflicts with the Fund’s Values-Based Screening requirements.

OneAscent Emerging Markets ETF | Sector Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value (“NAV”) to fluctuate more than that of a fund that does not focus in a particular sector.

OneAscent Emerging Markets ETF | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

OneAscent Emerging Markets ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

OneAscent Emerging Markets ETF | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Fund Risk. When the Fund invests in an Underlying Fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the Underlying Fund will be able to do so.

OneAscent Emerging Markets ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

OneAscent Emerging Markets ETF | Foreign Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Company Risk. Investing in foreign issuers may involve risks not associated with U.S. investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks. These risks are typically greater for investments in emerging markets.

●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. While the Adviser may attempt to hedge against currency exchange rate movements, there is no assurance that any hedging will be successful. In addition, if the Adviser attempts to profit on anticipated currency movements, there is a risk of losses to the extent the Adviser does not correctly anticipate such movements.

●	Depositary Receipt Risk. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be less liquid than exchange traded securities.

OneAscent Emerging Markets ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

OneAscent Emerging Markets ETF | Medium Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Medium Cap Company Risk. Securities of companies with medium market capitalizations are often more volatile and less liquid than investments in larger companies. Medium sized companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

OneAscent Emerging Markets ETF | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk. A convertible security is a security that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, or stock purchase rights or warrants, among other forms. Convertible securities are senior to common stock in an issuer’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

OneAscent Emerging Markets ETF | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk. When the Fund invests in an Underlying Fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage). ETFs and closed-end funds are subject to additional risks, such as the fact that their shares may trade at a market price above or below their net asset value or that an active market may not develop.

OneAscent Emerging Markets ETF | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a more geographically diversified fund.

OneAscent Emerging Markets ETF | Small Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small Cap Company Risk. Securities issued by small capitalization companies involve greater risk of loss and price fluctuation than larger companies. Their securities may be less liquid and more volatile. Securities of small sized companies may trade in the over-the-counter market or on a regional exchange or may otherwise have limited liquidity. As a result, a Fund could have greater difficulty buying or selling a security of a small sized issuer at an acceptable price, especially in periods of market volatility.

OneAscent Emerging Markets ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
OneAscent Emerging Markets ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by any government agency.